Commitments and Contingencies (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 12, 2025	Oct. 01, 2024	Jun. 24, 2025	Dec. 16, 2022	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Consulting fees						$ 250,000
Monthly payments		$ 15,233
Monthly rent		$ 10,000
Right-of-use asset for operating leases					$ 406,308	494,755	$ 4,920,454
Rent expense					98,129	494,755	557,892
Accrued compensation					$ 237	$ 41	$ 1,249,099
Chief Financial Officer [Member]
Annual base salaries			$ 350,000
Chief Financial Officer [Member] | Mr. Patterson [Member]
Annual base salaries	$ 375,000
Accrued compensation	$ 125,000
Viva Ventures Remediation Corp [Member]
Monthly payments				$ 7,000